CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 262,881	$ 285,583	$ 343,874
Cost of revenues	187,236	188,741	227,705
Gross profit	75,645	96,842	116,169
Operating expenses:
Research and development, net	30,997	26,793	28,180
Selling and marketing	33,021	39,469	42,961
General and administrative	19,199	23,278	18,884
Total operating expenses	83,217	89,540	90,025
Operating income (loss)	(7,572)	7,302	26,144
Financial expenses and others, net	5,923	6,521	6,349
Income (loss) before taxes on income	(13,495)	781	19,795
Taxes on income (benefit)	2,618	2,476	(3,251)
Equity loss in affiliates	979	649
Net income (loss)	$ (17,092)	$ (2,344)	$ 23,046
Net Income (loss) per share:
Basic net income (loss) per share	$ (0.21)	$ (0.03)	$ 0.29
Diluted net income (loss) per share	$ (0.21)	$ (0.03)	$ 0.28
Weighted average number of ordinary shares used in computing basic net income (loss) per share	81,149,687	80,296,581	78,579,013
Weighted average number of ordinary shares used in computing diluted net income (loss) per share	81,149,687	80,296,581	81,021,527